Employee Benefit Plan, Description of Plan (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Contribution
Contributions

Participant contributions are recorded in the period during which the Company makes payroll deductions from Participants' compensation. Company matching contributions are recorded in the same period. Company profit sharing contributions, if any, are accrued in the period for which they are authorized and are deposited with the Trustee in the following year.

EBP, Description of Plan [Line Items]
EBP, Contribution
Contributions

Participant contributions are recorded in the period during which the Company makes payroll deductions from Participants' compensation. Company matching contributions are recorded in the same period. Company profit sharing contributions, if any, are accrued in the period for which they are authorized and are deposited with the Trustee in the following year.